FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on recurring basis

The following table summarizes the Company’s financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on a recurring basis in the statement of financial position categorized by level of significance of the inputs used in making the measurements:

		As at December 31, 2019		As at December 31, 2018
(in millions of U.S. dollars)	Category	Level		Level
FINANCIAL ASSETS
Cash and cash equivalents	Financial assets at amortized cost		83.4		103.7
Trade and other receivables	Financial assets at amortized cost		14.5		36.6
Provisionally priced contracts	Financial instruments at FVTPL	2	1.5	2	(1.6)
Gold and copper swap contracts	Financial instruments at FVTPL	2	(1.3)	2	0.9
Copper price option contracts	Financial Instruments at FVTPL	2	—	2	0.7
Proceeds due from income tax refunds at Mesquite(2)	Financial assets at amortized cost	3	9.0	3	8.5
Investments	Financial instruments at FVTPL	1	0.5	1	0.8
FINANCIAL LIABILITIES
Trade and other payables(1)	Financial liabilities at amortized cost		111.3		101.3
Long-term debt	Financial liabilities at amortized cost		714.5		780.5
Gold stream obligation	Financial instruments at FVTPL	3	164.5	3	182.4
Performance share units	Financial instruments at FVTPL	3	0.2	3	0.2
Restricted share units	Financial instruments at FVTPL	1	0.5	1	0.3
Deferred share units	Financial instruments at FVTPL	1	1.1	1	0.3
Gold price option contracts	Financial instruments at FVTPL	2	26.4	2	4.8
1.	Trade and other payables exclude the short-term portion of reclamation and closure cost obligations and the short-term portion of the gold stream obligation.

Proceeds due from income tax refunds at Mesquite are included in current assets on the consolidated statement of financial position

Schedule of carrying values and fair values of financial instruments

The carrying values and fair values of the Company’s financial instruments are as follows:

	As at December 31, 2019		As at December 31, 2018
	Carrying		Carrying
(in millions of U.S. dollars)	value	Fair value	value	Fair value
FINANCIAL ASSETS
Cash and cash equivalents	83.4	83.4	103.7	103.7
Trade and other receivables	14.5	14.5	36.6	36.6
Provisionally priced contracts	1.5	1.5	(1.6)	(1.6)
Gold and copper swap contracts	(1.3)	(1.3)	0.9	0.9
Copper price option contracts	—	—	0.7	0.7
Proceeds due from income tax refunds at Mesquite(2)	9.0	9.0	8.5	8.5
Investments	0.5	0.5	0.8	0.8
FINANCIAL LIABILITIES
Trade and other payables(1)	111.3	111.3	101.3	101.3
Long-term debt	714.5	707.7	780.5	652.9
Gold stream obligation	164.5	164.5	182.4	182.4
Performance share units	0.2	0.2	0.2	0.2
Restricted share units	0.5	0.5	0.3	0.3
Deferred share units	1.1	1.1	0.3	0.3
Gold price option contracts	26.4	26.4	4.8	4.8
1.	Trade and other payables exclude the short-term portion of reclamation and closure cost obligation and the short-term portion of the gold stream obligation.

Proceeds due from income tax refunds at Mesquite are included in other non-current assets on the consolidated statement of financial position